Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Costs and expenses:
Depreciation and amortization			$ 8,603	$ 5,269	$ 7,732		$ 2,322		$ 48,247
Impairment charges					0		0		573,838
Change in fair value of contingent consideration			(998)	(1,220)	(2,065)		0		0
Other (income) expense:
Loss on extinguishment of debt			0	4,285	4,285		35,828		685
Income before income taxes					69,189		(18,825)		(774,185)
Income tax expense (benefit)					(1,590)		304
Net income	$ 17,672	$ 18,761	61,674	45,963	70,794
Net income attributable to Class A Common Stockholders	6,677	7,663							(774,185)
Hoya Intermediate, LLC
Revenues	188,133	156,818	514,576	435,284	600,274		443,038		35,077
Costs and expenses:
Cost of revenues (exclusive of depreciation and amortization shown separately below)	50,462	37,617	130,838	102,203	140,508		90,617		24,690
Marketing and selling	77,006	66,323	196,970	179,963	248,375		181,358		38,121
General and administrative	37,225	30,239	107,921	95,721	127,619		92,170		66,199
Depreciation and amortization	3,301	2,158	8,603	5,269	7,732		2,322		48,247
Impairment charges					0		0		573,838
Change in fair value of contingent consideration	20	(1,220)	(998)	(1,220)	(2,065)		0		0
Income from operations	20,119	21,701	71,242	53,348	78,105		76,571		(716,018)
Other (income) expense:
Interest expense – net	2,544	2,901	8,596	9,542	12,858		58,179		57,482
Loss on extinguishment of debt	0	0	0	4,285	4,285		35,828		685
Other (income) expense					(8,227)		1,389		0
Other income	(1,038)	(65)	(365)	(6,618)
Income before income taxes	18,613	18,865	63,011	46,139	69,189		(18,825)		(774,185)
Income tax expense (benefit)	2,595	118	(21,605)	194	(1,590)		304		0
Net income	16,018	18,747	84,616	45,945	70,779		(19,129)		(774,185)
Net income loss attributable to Controlled Subsidiary Accounted for as Acquirer Prior to Reverse Recapitalization					0		(12,836)		(774,185)
Net income attributable to redeemable noncontrolling interests	9,341	11,084	35,045	27,368	42,117		(3,010)		0
Net income attributable to Class A Common Stockholders	$ 6,677	$ 7,663	$ 49,571	$ 18,577	$ 28,662		$ (3,283)		$ 0
Net income per Class A common stock:
Basic	$ 0.07	$ (0.09)	$ 0.57	$ 0.23	$ 0.36	[1]	$ (0.04)	[1]
Diluted	$ 0.07	$ (0.09)	$ 0.43	$ 0.23	$ 0.36	[1]	$ (0.04)	[1]
Weighted average Class A common stock outstanding:
Basic	96,407,327	81,996,447	86,403,617	80,145,329	80,257,247	[1]	77,498,775	[1]
Diluted	96,862,899	82,023,463	196,307,731	198,709,769	198,744,381	[1]	77,498,775	[1]

[1]	There were no shares of Class A Common Stock outstanding prior to October 18, 2021. Therefore, no income (loss) per share information has been presented for any period prior to that date.